WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants
WARRANTS

NOTE 13 – WARRANTS

From December 23 to December 30, 2020, the Company issued 654.78 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 49,215,416 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350.

During the year ended December 31, 2020, the Company recorded $95,838,488 in deemed dividends as a result of the triggering of price protection provisions in certain outstanding warrants. Accordingly, additional paid in capital was increased by $95,838,488 with a corresponding decrease in the accumulated deficit.

During the year ended December 31, 2021, the Company issued 4.82388 shares of Series Y preferred stock, having a stated value of $96,478, in exchange for convertible notes payable of $38,500, accrued interest of $77,205, and 437,500 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $2,502,223, a reduction of derivative liabilities related to the warrants of $1,396,283, and a net gain on settlement of $3,917,734 (See Note 11).

During the year ended December 31, 2021, an investor owning 4,950 shares of the Company’s common stock and warrants to purchase 3,238,542 common shares at $0.12 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $11,000 by the Company. The cancelation agreement resulted in a reduction in common stock of $1,485 for the par value of the common shares, a reduction in additional paid-in capital of $9,515, and a reduction in the derivative liability of $74,134,327 and a gain on settlement of debt of $74,134,327 (See Note 11).

During the year ended December 31, 2021, an investor owning warrants to purchase 4,166,667 common shares at $0.12 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $15,000 by the Company. Accordingly, the cancelation agreement resulted in a reduction in the derivative liability of $95,380,286 and a gain on settlement of $95,365,286.

During the year ended December 31, 2021, an investor owning warrants to purchase 520,834 common shares at $0.12 per share entered into an agreement to cancel the aforementioned in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,868. The settlement resulted in a reduction in the derivative liability of $5,750,067, offset by a reduction in cash of $1,000,000, an increase in additional paid-in capital of $6,530,867 and a loss on settlement of debt of $1,780,800.

During the year ended December 31, 2021, the Company issued warrants to purchase 2,514,351 shares of common stock in a placement of senior secured debt and warrants.

During the year ended December 31, 2021, the Company issued warrants to purchase 200,000 shares of common stock as commission for an offering.

A summary of the warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	11,141,255	$0.795	2.96	$8,791,956
Granted	46,478,847	$0.12
Exercised	-
Canceled/Exchanged	(49,216,499)	$0.12
Outstanding at December 31, 2020	8,403,603	$0.327	2.04	$14,804,944
Granted	2,714,351	$19.50
Exercised	-
Canceled/Exchanged	(8,365,013)	$0.15
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Exercisable at December 31, 2021	2,752,941	$19.77	4.86	$11,650

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	1.08	834
19.50	2,714,351	4.92	2,714,351
22.50 – 60.00	37,339	0.91	37,339
120.00	417	0.99	417
	2,752,941	4.86	2,752,941

The aggregate intrinsic value of outstanding stock warrants was $11,650, based on warrants with an exercise price less than the Company’s stock price of $14.10 as of December 31, 2021 which would have been received by the warrant holders had those holders exercised the warrants as of that date.